Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

(in thousands)	Note	June 30 2025	December 31 2024

Intangible assets		$1,312	$1,503

Debt issue costs - Revolving Facility	16.1	5,289	5,101

Refundable deposit - 777 PMPA		9,785	9,413

Subscription Rights		-	3,114

Other		533	2,485

Total other long-term assets		$16,919	$21,616